Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Audit of the Group's annual accounts	£ 17	£ 16	£ 14
Total Auditor's remuneration	38	35	31
Subsidiaries [member]
Disclosure of products and services [line items]
Audit of the Group's annual accounts	13	12	10
Other audit related fees [member]
Disclosure of products and services [line items]
Other services	7	6	6
Other services [member]
Disclosure of products and services [line items]
Other services	£ 1	£ 1	£ 1